Loan from Shareholder (Tables)	12 Months Ended
Dec. 31, 2025
Loan from Shareholder [Abstract]
Schedule of Loan from Shareholder	Loan from shareholder consisted of the following:
	As of December 31,
	2024	2025
	US$’000	US$’000
Loan from shareholder – Mega Origin	5,000	4,000